EQUITY ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Schedule of investments in associates
The following table presents the change in the balance of investments in associates and joint ventures:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2025 (MILLIONS)
Balance, beginning of period	$68,310
Additions, net of disposals[1]	3,036
Share of comprehensive income[2]	1,009
Distributions received	(1,732)
Returns of capital	(121)
Foreign currency translation and other	1,677
Balance, end of period	$72,179
1.Includes assets sold and amounts reclassified to held for sale.
2.Includes $23 million of other comprehensive income and $986 million of net income.